Taxation - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Taxes [Abstract]
Current tax asset	£ 149	£ 145
Current tax liabilities	252	146
Provision for tax uncertainties	156	129
Income taxes paid, classified as operating activities	949	852	£ 901
Difference between current tax charge and cash tax paid	100	(39)
Deferred tax assets	114	100
Deferred tax assets arising in jurisdictions with prior year taxable losses	47	48
Unrecognised temporary differences in respect of investments in subsidiaries, branches, interests in associates and joint ventures	£ 21,000	£ 16,400